UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
25 DeForest Avenue
Summit, NJ  07901
908-273-6321

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Fund
25 DeForest Avenue
Summit, NJ  07901

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Convertible Arbitrage
Basso Investors, Ltd.	2,444	$4,690,704	$4,853,229	4.7%	Quarterly	60
Whitebox Relative Value Fund, Ltd.	3,880	4,820,996	5,167,751	5.1	Quarterly	60
		9,511,700	10,020,980	9.8
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	4,863	5,036,302	5,450,481	5.3	Annually	90
Aristeia International, Ltd.	3,660	4,183,492	3,901,792	3.8	Quarterly	60
Fir Tree Capital Opportunity Fund II, Ltd.	350	4,563,371	4,560,320	4.4	Quarterly/ Annually	60
King Street Capital, Ltd.	14,597	2,238,805	2,322,254	2.3	Quarterly	65
Luxor Capital Partners Offshore, Ltd.	1,546	1,656,782	1,511,641	1.5	Quarterly	90
Reef Road Fund, Ltd.	2,640	2,640,000	2,548,848	2.5	Quarterly	90
Southpaw Credit Opportunity Fund (FTE), Ltd.	25,645	3,098,076	3,122,593	3.1	Quarterly	60
Whitebox Credit Fund, Ltd.	2,973	3,518,499	3,717,654	3.6	Quarterly	60
Wingspan Overseas Fund, Ltd.	2,850	2,850,000	2,585,926	2.5	Quarterly	90
		29,785,327	29,721,509	29.0

Distressed
Candlewood Puerto Rico SP	600	600,000	535,302	0.5	Quarterly	180
Serengeti Segregated Portfolio Company, Ltd.	370	375,268	400,772	0.4	Annually	85
Silver Point C&I Opportunity Fund II, Ltd.	5	5,074	7,928	-	Other*
Silver Point Capital Offshore Fund, Ltd.	432	4,328,714	4,311,407	4.2	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	4,064	4,114,249	4,381,372	4.3	Semi-Annually	90
		9,423,305	9,636,781	9.4

Equity Long/Short
Gotham Targeted Neutral, Ltd.	1,750	1,750,000	1,568,946	1.5	Monthly	30
Rosemont Offshore Fund, Ltd.	2,161	2,428,096	2,413,184	2.4	Quarterly	60
		4,178,096	3,982,130	3.9

Event Driven
Ionic Event Driven Fund, Ltd.	4,500	4,500,000	4,325,524	4.2	Quarterly	45
Jet Capital Concentrated Offshore Fund, Ltd.	4,400	4,400,000	4,182,706	4.1	Monthly	30
Pentwater Equity Opportunities Fund, Ltd.	2,950	2,950,000	2,881,700	2.8	Monthly	90
PSAM Merger Fund, Ltd.	419	400,000	407,660	0.4	Monthly	30
PSAM Worldarb Fund, Ltd.	9,949	3,400,000	3,346,822	3.3	Quarterly	45
		15,650,000	15,144,412	14.8

See accompanying notes to Schedule of Investments.                                              1

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)
Structured Products
Candlewood Structured Credit Harvest Fund, Ltd.	296	$3,657,778	$4,160,383	4.1%	Quarterly	90
DoubleLine Opportunistic Income Fund, Ltd.	3,758	4,948,436	5,450,155	5.3	Monthly	45
Halcyon Offshore Asset-Backed Value Fund Ltd.	2,355	4,168,777	4,370,578	4.3	Quarterly	90
Libremax Offshore Fund, Ltd.	3,576	4,832,757	5,215,957	5.1	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	3,443	3,948,150	4,058,093	3.9	Quarterly	60
Tilden Park Offshore Investment Fund, Ltd.	2,293	3,742,584	4,007,438	3.9	Quarterly	90
Tourmalet Matawin Offshore Fund, LP	74,088	73,022	71,349	0.1	Other*
		25,371,504	27,333,953	26.7

Other
Harbringer Class L Holdings (Cayman), Ltd.	-	2,947	3,718	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	89	33,253	35,978	-	Other*
		36,200	39,696	-

Total Private Investment Funds		$93,956,132	$95,879,461	93.6%
Other Assets & Liabilities, Net			6,597,440	6.4
Net Assets			$102,476,901	100.0%

* The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

See accompanying notes to Schedule of Investments.                            2

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

Note 1. Organization

Pine Grove Alternative Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the “Trust”), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund.  As of June 30, 2015, the Feeder Fund represented 8.6% of the Master Fund’s net assets. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the “Partnership”), in exchange for Master Fund shares in the amount of $44,760,197.

The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the “Investment Adviser”), a registered investment adviser with the U.S. Securities Exchange Commission (“SEC”) and a registered commodity pool operator with the Commodity Futures Trading Commission (“CFTC”).  The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund’s and Feeder Fund’s affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund’s and Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

Note 2. Fair Value Hierarchy

The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund’s investments in Private Investment Funds are reflected in the Schedule of Investments at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).  Transfers of investments in Private Investment Funds between different levels of the fair value hierarchy are recorded based on the fair value of such investments as of the end of the reporting period.

Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund’s reporting date.  The fair value of the Master Fund’s investments in Private Investment Funds is based on the information provided by such Private Investment Funds’ management, which reflects the Master Fund’s share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that the valuation for any of the Master Fund’s investments in Private Investment Funds shall not represent value, such investment may be fair valued by the Valuation Committee using other suitable independent sources.  As of June 30, 2015, no investments were internally fair valued by the Valuation Committee.

In prior reporting periods, the Master Fund used a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gave the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)

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PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy were as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

In May 2015, the Financial Accounting Standard’s Board (“FASB”) accepted FASB update 2015-07 “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” This new guidance no longer requires investments for which NAV is determined based on practical expedient reliance to be reported utilizing the fair value hierarchy. Although FASB update 2015-07 (“the amendment”) is scheduled to go into effect in December 2015, early adoption is permitted for fiscal periods ending prior to that date.  The Master Fund has elected to adopt the amendment early, and the impact of the adoption of the new standards is limited to the notes to schedule of investments.

Strategy	Fair Value1	Liquidation and Underlying Fund Side Pocket Investment2 (A)	Redemptions in Restriction Period3 (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Convertible Arbitrage (a)	$10,020,980	$-	$-	N/A	$-
Credit Long/Short (b)	29,721,509	-	9,768,851	12	9,768,851
Distressed (c)	9,636,781	7,928	3,367,219	11	3,375,147
Equity Long/Short(d)	3,982,130	-	-	N/A	-
Event Driven (e)	15,144,412	-	4,182,707	12	4,182,707
Structured Credit (f)	27,333,953	71,349	3,108,668	12	3,180,017
Other (g)	39,696	39,696	-	N/A	39,696
Total	$96,159,311	$118,973	$20,427,445		$20,546,418

1	No unfunded commitments as of June 30, 2015.
2
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

3
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed.  The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Convertible Arbitrage: Convertible Arbitrage is a strategy that entails purchasing convertible securities (convertible bonds or preferred stock) and hedging the equity risk by shorting the underlying common stock. Some managers attempt to hedge other risks associated with Convertible Arbitrage, such as interest rate risk and credit risk. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions.

(b)
Credit Long/Short: Credit Long/Short managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy Structured Products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

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PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2015

(c)
Distressed: Distressed managers typically invest in the senior, secured, and/or liquidating debt of companies in financial distress and/or those entering or exiting bankruptcy. These investments can result in substantial or total loss due to business and financial risks but this is often mitigated by collateral coverage. Distressed investing is often associated with relative illiquidity, reduced transparency, and valuation involving significant management judgment.

(d)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(e)
Event Driven: Event Driven managers seek potential opportunity in corporate actions, such as leveraged buyouts, mergers and takeovers. Generally, during such events, the stock of an acquisition target appreciates, while the acquiring company’s stock decreases in value. This strategy generates returns by purchasing the company being acquired and, in some instances, short-selling the stock of the acquiring company.

(f)
Structured Credit: Structured Credit managers buy pools of assets that have been securitized (bonds backed by the cashflows from these assets). Often this includes pools of mortgages that are not guaranteed by the government. It may also include pools of leveraged loans, commercial real estate, student loans and other kinds of assets. Usually the pools were once rated investment grade but the assets turned out to be of worse quality than the first investors originally thought they would be. Some managers may also buy agency derivatives. One of the main risks in this strategy is the possibility of losses in the portfolio of long positions if the manager assumptions regarding prepayments, defaults, recovery, etc. prove to be too aggressive. Also, agency derivatives in particular are very sensitive to borrower prepayment rates as well as the level of short term interest rates.

(g)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Note 3. Federal Income Tax

As of June 30, 2015, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$3,515,314
Gross Unrealized Depreciation	(1,591,985)
Net Unrealized Appreciation	$1,923,329

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Item 2.  Controls and Procedures.
(a) The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND

By: /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date:  8/19/15
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date: 8/19/15

By: /s/ Linzie Steinbach
Linzie Steinbach, Chief Financial Officer

Date: 8/19/15